Property and Equipment - Narrative (Details) (USD $)	4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013 building	Dec. 31, 2012 building	Dec. 26, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,412,528	$ 1,545,106	$ 5,861,752	$ 3,779,363	$ 2,840,418
Number of buildings, accounting owner, under landlord financing			31	18
Number of buildings under construction			6	3
Capitalized internal payroll			200,000	60,000	70,000
Capitalized interest			$ 200,000	$ 90,000	$ 80,000